PROMISSORY NOTES - TEP Note (Details) - 10K - USD ($)	1 Months Ended						3 Months Ended		12 Months Ended
	Dec. 31, 2022	Oct. 31, 2022	Jul. 31, 2022	May 31, 2021	Dec. 31, 2019	Nov. 30, 2018	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2015
Debt Instrument [Line Items]
Number of shares called by warrants (in shares)			12		189	277
Warrant exercise price (in usd per share)			$ 0.01		$ 0.01	$ 0.01
Proceeds from issuance of bridge promissory note							$ 0	$ 1,250,000	$ 1,250,000	$ 1,250,000
Common stock, shares issued (in shares)	10,987						245,875		49,663	10,987
Number of shares to be issued upon conversion		1,705
Conversion price (in usd per share)		$ 2,433.34
Conversion of convertible promissory note									$ 0	$ 5,337,000
Call Option
Debt Instrument [Line Items]
Common stock, shares issued (in shares)											436
Call option price (in usd per share)											$ 2,433.34
Convertible Notes Payable | TEP Note
Debt Instrument [Line Items]
Debt instrument, face amount					$ 2,500,000	$ 5,000,000
Note interest rate						12.00%
Proceeds from issuance of bridge promissory note			$ 125,000	$ 500,000	$ 500,000	$ 2,500,000
Principal amount of debt to be converted		$ 3,500,000
Amount of accrued interest to be converted		650,000
Long-term debt, gross		125,000
Accrued interest		15,000
Long-term debt, including interest		$ 140,000
Payment of notes payable	$ 140,000
Conversion of convertible promissory note	4,150,000
Accrued interest forfeited	$ 863,000
Interest expense										$ 352,000